Employee Benefit Plans	6 Months Ended
Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

8. Employee Benefit Plans

The Company currently has two principal pension plans, one for German employees, the other covering employees in the United States, the latter of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company's pension obligations in Germany are unfunded. Each year FMCH contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended.

The following table provides the calculations of net periodic benefit cost for the three- and six-months ended June 30, 2013 and 2012, respectively.

	Three months ended June 30,		Six months ended June 30,

	2013	2012	2013	2012
Components of net periodic benefit cost:
Service cost	$3,818	$2,645	$7,669	$5,337
Interest cost	6,735	6,446	13,495	12,938
Expected return on plan assets	(3,400)	(3,825)	(6,800)	(7,650)
Amortization of unrealized losses	6,385	4,370	12,777	8,743
Net periodic benefit costs	$13,538	$9,636	$27,141	$19,368